Unaudited Pro Forma Condensed Combined Statement of Operations	12 Months Ended
Dec. 31, 2025 KRW (₩) ₩ / shares shares
IfrsStatementLineItems [Line Items]
Total revenues	₩ 78,080,920
Cost of revenue	(71,203,348)
Gross profit	6,877,572
Selling, general and administrative	(69,208,430)
Other income	1,299,367
Other expense	(133,696,369)
Operating (loss) income	(194,727,860)
Loss on disposal of Bitcoin
Finance income	24,647,541
Finance costs	(37,594,482)
Income (loss) before income tax	(207,674,801)
Tax benefit (expense)	(435,086)
Net income (loss)	(208,109,887)
Non-controlling interest	(2,366,962)
Owners of the parent company	₩ (205,742,925)
Basic earnings per share | ₩ / shares	₩ (3,341.00)
Diluted earnings per share | ₩ / shares	₩ (3,341.00)
Weighted-average shares outstanding, basic | shares	61,575,085
Weighted-average shares outstanding, diluted | shares	61,575,085
Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues	₩ 64,818,242
Cost of revenue	(49,281,096)
Gross profit	15,537,146
Selling, general and administrative	(14,490,164)
Other income	164,110
Other expense	(112,552)
Operating (loss) income	1,098,540
Loss on disposal of Bitcoin
Finance income	132,850
Finance costs	(187,577)
Income (loss) before income tax	1,043,813
Tax benefit (expense)	(148,134)
Net income (loss)	895,679
Non-controlling interest	101,548
Owners of the parent company	₩ 794,131
Basic earnings per share | ₩ / shares	₩ 0.04
Diluted earnings per share | ₩ / shares	₩ 0.04
Weighted-average shares outstanding, basic | shares	13,662,476
Weighted-average shares outstanding, diluted | shares	13,662,476
Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Cost of revenue
Gross profit
Selling, general and administrative	(45,000)
Other income
Other expense	(1,501,228)
Operating (loss) income	(1,546,228)
Loss on disposal of Bitcoin
Finance income
Finance costs
Income (loss) before income tax	(1,546,228)
Tax benefit (expense)	330,270
Net income (loss)	(1,215,958)
Non-controlling interest	(260,522)
Owners of the parent company	(955,436)
Bank Loan Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Cost of revenue
Gross profit
Selling, general and administrative
Other income
Other expense
Operating (loss) income
Loss on disposal of Bitcoin
Finance income
Finance costs	(271,800)
Income (loss) before income tax	(271,800)
Tax benefit (expense)	59,796
Net income (loss)	(212,004)
Non-controlling interest
Owners of the parent company	(212,004)
Convertible Notes Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Cost of revenue
Gross profit
Selling, general and administrative
Other income
Other expense
Operating (loss) income
Loss on disposal of Bitcoin	(1,174,040)
Finance income
Finance costs	496,580
Income (loss) before income tax	(677,460)
Tax benefit (expense)
Net income (loss)	(677,460)
Non-controlling interest
Owners of the parent company	(677,460)
Play Co Ltd Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues	(121,463,027)
Cost of revenue	99,751,970
Gross profit	(21,711,057)
Selling, general and administrative	18,718,039
Other income	47,770,241
Other expense	2,726,212
Operating (loss) income	47,503,435
Loss on disposal of Bitcoin	(1,174,040)
Finance income	(1,087,091)
Finance costs	1,198,807
Income (loss) before income tax	46,441,111
Tax benefit (expense)	339,801
Net income (loss)	46,780,912
Non-controlling interest	853,797
Owners of the parent company	45,927,115
Solaire Partners Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues	(745,138)
Cost of revenue	29,191
Gross profit	(715,947)
Selling, general and administrative	1,315,886
Other income	2,680,134
Other expense
Operating (loss) income	3,280,073
Loss on disposal of Bitcoin
Finance income	(10,167)
Finance costs	2,456,338
Income (loss) before income tax	5,726,244
Tax benefit (expense)	(34,044)
Net income (loss)	5,692,200
Non-controlling interest	(150,603)
Owners of the parent company	5,842,803
Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	20,690,997
Cost of revenue	(20,703,283)
Gross profit	(12,286)
Selling, general and administrative	(63,709,669)
Other income	51,913,852
Other expense	(132,583,937)
Operating (loss) income	(144,392,040)
Loss on disposal of Bitcoin	(2,348,080)
Finance income	23,683,133
Finance costs	(33,902,134)
Income (loss) before income tax	(156,959,121)
Tax benefit (expense)	112,603
Net income (loss)	(156,846,518)
Non-controlling interest	(1,822,742)
Owners of the parent company	₩ (155,023,776)
Basic earnings per share | ₩ / shares	₩ (2,850.01)
Diluted earnings per share | ₩ / shares	₩ (2,850.01)
Weighted-average shares outstanding, basic | shares	54,394,152
Weighted-average shares outstanding, diluted | shares	54,394,152
Content Merchandising Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	₩ 44,415,967
Content Merchandising Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Merchandising Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Merchandising Revenue [Member] | Bank Loan Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Merchandising Revenue [Member] | Convertible Notes Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Merchandising Revenue [Member] | Play Co Ltd Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues	(44,415,967)
Content Merchandising Revenue [Member] | Solaire Partners Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Merchandising Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues
F And B Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	12,228,818
F And B Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues
F And B Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
F And B Revenue [Member] | Bank Loan Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
F And B Revenue [Member] | Convertible Notes Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
F And B Revenue [Member] | Play Co Ltd Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues	(12,228,818)
F And B Revenue [Member] | Solaire Partners Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
F And B Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	20,690,997
Content Production Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member] | Bank Loan Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member] | Convertible Notes Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member] | Play Co Ltd Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member] | Solaire Partners Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Production Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues	20,690,997
Content Investment Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues	745,138
Content Investment Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Investment Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Investment Revenue [Member] | Bank Loan Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Investment Revenue [Member] | Convertible Notes Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Investment Revenue [Member] | Play Co Ltd Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Content Investment Revenue [Member] | Solaire Partners Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues	(745,138)
Content Investment Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues
A I Based Digital Contact Center Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues
A I Based Digital Contact Center Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues	60,250,812
A I Based Digital Contact Center Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
A I Based Digital Contact Center Revenue [Member] | Bank Loan Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
A I Based Digital Contact Center Revenue [Member] | Convertible Notes Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
A I Based Digital Contact Center Revenue [Member] | Play Co Ltd Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues	(60,250,812)
A I Based Digital Contact Center Revenue [Member] | Solaire Partners Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
A I Based Digital Contact Center Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Pet Healthcare Revenue [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Pet Healthcare Revenue [Member] | Hansol Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total revenues	4,567,430
Pet Healthcare Revenue [Member] | Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Pet Healthcare Revenue [Member] | Bank Loan Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Pet Healthcare Revenue [Member] | Convertible Notes Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Pet Healthcare Revenue [Member] | Play Co Ltd Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues	(4,567,430)
Pet Healthcare Revenue [Member] | Solaire Partners Recission Transaction Adjustments [Member]
IfrsStatementLineItems [Line Items]
Total revenues
Pet Healthcare Revenue [Member] | Pro Forma Combined [Member]
IfrsStatementLineItems [Line Items]
Total revenues